Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Emerging Markets Bond Fund Class A -REBAX
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	REBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.12% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 275,554,335
Holdings Count | Holding	156
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%

Columbia Emerging Markets Bond Fund Institutional Class - CMBZX
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 45	0.88% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 275,554,335
Holdings Count | Holding	156
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to
change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%

Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CEBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 275,554,335
Holdings Count | Holding	156
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to
change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%

Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CEBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 275,554,335
Holdings Count | Holding	156
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%

Columbia Emerging Markets Bond Fund Class R - CMBRX
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	CMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 69	1.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 275,554,335
Holdings Count | Holding	156
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%

[1]	Annualized.